Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss from continuing operations before income taxes
Loss from continuing operations before income taxes for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
U.S.	$268.9	$220.6	$1,049.1
Non-U.S.	(816.8)	(954.9)	(1,257.7)
Total	$(547.9)	$(734.3)	$(208.6)

Components of income tax provision (benefit)
Total income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Current:
U.S. federal	$27.1	$(47.9)	$116.8
Non-U.S.	(61.1)	38.4	127.6
State	3.3	(4.7)	12.2
Total current	(30.7)	(14.2)	256.6
Deferred:
U.S. federal	111.0	4.8	(32.7)
Non-U.S.	122.3	(440.3)	28.8
State	(1.4)	1.4	9.6
Total deferred	231.9	(434.1)	5.7
Total income tax provision (benefit)	$201.2	$(448.3)	$262.3

Reconciliation of the expected statutory federal income tax provision (benefit) to the Company's actual income tax provision
The following is a reconciliation of the expected statutory federal income tax benefit to the Company’s income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Expected income tax benefit at U.S. federal statutory rate	$(191.7)	$(257.0)	$(73.0)
Changes in valuation allowance, income tax	569.4	(29.4)	521.5
Changes in tax reserves	(81.5)	8.8	24.5
Excess depletion	(65.3)	(72.7)	(69.4)
Foreign earnings repatriation	(71.4)	—	—
Foreign earnings provision differential	28.8	62.7	(59.6)
General business tax credits	(19.2)	(18.9)	(17.4)
Minerals resource rent tax, net of federal tax	16.1	(87.4)	77.2
Remeasurement of foreign income tax accounts	(2.7)	(44.3)	7.9
State income taxes, net of federal tax benefit	(2.3)	(0.2)	(1.1)
Capital loss	—	—	(118.1)
Other, net	21.0	(9.9)	(30.2)
Total income tax provision (benefit)	$201.2	$(448.3)	$262.3

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Deferred tax assets:
Tax credits and loss carryforwards	$1,723.5	$1,558.0
Minerals resource rent tax	—	993.2
Accrued postretirement benefit obligations	372.3	309.9
Asset retirement obligations	167.0	141.6
Employee benefits	70.7	88.5
Payable to voluntary employee beneficiary association for certain Patriot retirees (1)	79.2	84.4
Hedge activities	44.2	—
Environmental contingencies	29.9	23.6
Deferred revenue	29.1	3.2
Financial guarantees	16.9	16.9
Workers’ compensation obligations	6.2	10.4
Other	50.5	31.5
Total gross deferred tax assets	2,589.5	3,261.2
Deferred tax liabilities:
Property, plant, equipment and mine development, principally due to differences in depreciation, depletion and asset impairments	1,223.4	1,322.3
Unamortized discount on Convertible Junior Subordinated Debentures	131.0	131.8
Hedge activities	—	11.4
Investments and other assets	73.4	82.0
Other	1.1	46.3
Total gross deferred tax liabilities	1,428.9	1,593.8
Valuation allowance, income tax	(1,169.0)	(656.4)
Valuation allowance, minerals resource rent tax	—	(977.7)
Net deferred tax (liability) asset	$(8.4)	$33.3
Deferred taxes are classified as follows:
Current deferred income taxes	$80.0	$66.4
Noncurrent deferred income taxes	(88.4)	(33.1)
Net deferred tax (liability) asset	$(8.4)	$33.3

(1)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.

Summary of Income Tax Contingencies [Table Text Block]
Net unrecognized tax benefits (excluding interest and penalties) were recorded as follows in the consolidated balance sheets as of December 31, 2014 and 2013:

	December 31,
	2014	2013
	(Dollars in millions)
Accounts payable and accrued expenses	$—	$20.3
Deferred income taxes	6.2	90.3
Other noncurrent liabilities	34.7	29.9
Net unrecognized tax benefits	$40.9	$140.5
Gross unrecognized tax benefits	$44.5	$143.9

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Balance at beginning of period	$143.9	$122.8	$119.6
Additions for current year tax positions	12.0	6.3	17.4
Additions for prior year tax positions	—	63.8	31.9
Reductions for settlements with tax authorities	(111.4)	—	(46.1)
Reductions for expirations of statutes of limitations	—	(49.0)	—
Balance at end of period	$44.5	$143.9	$122.8

Summary of Companys tax (refunds) payments
The following table summarizes the Company’s income tax (refunds) payments, net for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
U.S. — federal	$(7.7)	$(0.8)	$63.0
U.S. — state and local	(6.8)	2.9	11.8
Non-U.S.	(2.2)	79.8	55.7
Total income tax (refunds) payments, net	$(16.7)	$81.9	$130.5